Schedule of Investments (unaudited) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks — 0.3%

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.(a)(b)		1,108,709	$277,177

Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.(a)(b)		309,827,230	427,562

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		14,906	224

Media — 0.1%
Clear Channel Outdoor Holdings, Inc., Class A(b)		114,650	582,422
iHeartMedia, Inc., Class A(b)		5,727	94,495

			676,917

Metals & Mining — 0.0%
Preferred Proppants LLC(a)		12,198	27,446

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)		1,860	13,876

Software — 0.0%
Avaya Holdings Corp.(b)		62	780

Utilities — 0.1%
Texgen LLC(a)		8,431	333,024

Total Common Stocks — 0.3% (Cost — $5,019,504)			1,757,006

		Par (000)

Corporate Bonds — 2.8%

Aerospace & Defense — 0.1%
TransDigm, Inc., 6.25%, 03/15/26(c)	USD	562	573,943

Auto Components — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 05/15/26(c)		218	222,360

Banks — 0.0%
CIT Group, Inc., 5.00%, 08/01/23		135	140,400

Capital Markets — 0.3%
Blackstone CQP Holdco LP(c):
6.00%, 08/18/21		249	247,755
6.50%, 03/20/21		1,536	1,541,192

			1,788,947

Chemicals — 0.6%
Chemours Co., 6.63%, 05/15/23		800	797,000

Security		Par (000)	Value

Chemicals (continued)
GEO Specialty Chemicals, Inc., 15.24%, 10/18/25(a)	USD	2,037	$2,122,889

			2,919,889

Diversified Consumer Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)		170	178,074

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(a)		1,061	—

Health Care Services — 0.0%
Aveta, Inc. Escrow, 7.00%, 04/01/19(a)(b)(c)		1,347	—

Industrial Conglomerates — 0.2%
Project Spring, (Aquired 05/09/19, cost $845,135), 10.00%, 06/30/24(a)(e)(c)		871	894,953

Machinery — 0.0%
Colfax Corp., 6.00%, 02/15/24(c)		203	209,766

Media — 0.4%
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		968	987,360
CSC Holdings LLC, 10.88%, 10/15/25(c)		79	89,669
iHeartWCommunications, Inc.(b)(d):
6.38%, 05/01/26		276	286,413
8.38%, 05/01/27		500	522,874

			1,886,316

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		1,070	1,047,262
3.88%, 03/15/23		625	601,563

			1,648,825

Oil, Gas & Consumable Fuels — 0.5%
CNX Resources Corp., 5.88%, 04/15/22		1,468	1,407,636
CONSOL Energy, Inc., 11.00%, 11/15/25(c)		985	1,067,494

			2,475,130

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc., 5.75%, 08/15/27(c)		91	91,853

Software — 0.4%
Infor US, Inc., 6.50%, 05/15/22		1,176	1,189,583

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
Informatica LLC, 7.13%, 07/15/23(c)	USD	658	$664,580

			1,854,163

Total Corporate Bonds — 2.8% (Cost — $15,672,693)			14,884,619

Floating Rate Loan Interests(f) — 137.4%

Aerospace & Defense — 2.5%
1199169 B.C. Unlimited Liability Co., 2019 Term Loan B2, (3 mo. LIBOR + 4.00%), 6.60%, 04/06/26		1,836	1,838,540
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.19%, 12/06/25(a)		1,169	1,177,839
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, (3 mo. LIBOR + 4.00%), 6.60%, 04/06/26		3,414	3,419,726
Nordam Group, Inc., Term Loan B, (LIBOR + 5.50%), 8.00%, 04/03/26(a)		792	788,041
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.94%, 06/09/23		5,740	5,636,226
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.34%, 04/30/25		400	399,657

			13,260,029

Air Freight & Logistics — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 1.75%), 4.19%, 01/15/25		1,757	1,750,898

Airlines — 0.6%
Allegiant Travel Co., Term Loan B, (3 mo. LIBOR + 4.50%), 7.07%, 02/05/24(a)		1,493	1,483,926
American Airlines, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.45%, 10/12/21		1,230	1,224,577
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 4.43%, 04/28/23		644	633,199

			3,341,702

Auto Components — 1.4%
Adient US LLC, Term Loan B, (3 mo. LIBOR + 4.25%), 6.82%, 05/06/24		594	584,050
Panther BF Aggregator 2 LP, Term Loan B, (1 mo. LIBOR + 3.50%), 5.93%, 04/30/26		2,748	2,725,686

Security	Par (000)		Value

Auto Components (continued)
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.60%, 05/16/24	USD	2,955	$2,869,470
Wand NewCo 3, Inc., 2019 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.97%, 02/05/26		1,423	1,424,779

			7,603,985

Banks — 0.4%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.83%, 11/01/24		2,050	2,009,439

Building Materials — 0.4%
Allied Universal HoldCo LLC, 2015 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 07/28/22		1,652	1,604,107
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 10.94%, 07/28/23		456	444,538

			2,048,645

Building Products — 1.0%
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75%, 1.00% Floor), 6.63%, 05/05/24(a)		1,423	1,405,538
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.60%, 12/14/24		1,202	1,193,509
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.86%, 12/19/23		2,686	2,626,493

			5,225,540

Capital Markets — 2.7%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/13/25		2,086	2,025,368
EIG Management Co. LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.18%, 02/22/25		1,686	1,680,681
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 12/27/22		1,217	1,214,591
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.70%, 04/12/24(a)		1,174	1,162,260
Jefferies Finance LLC, 2019 Term Loan, 05/21/26(g)		1,360	1,357,022
RPI Finance Trust, Term Loan B6, (1 mo. LIBOR + 2.00%), 4.44%, 03/27/23		2,383	2,380,404

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets (continued)
Travelport Finance (Luxembourg) Sarl(g):
2019 2nd Lien Term Loan, 03/31/27(a)	USD	1,145	$1,110,650
2019 Term Loan, 03/13/26		3,439	3,282,801

			14,213,777

Chemicals — 6.2%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.60%, 01/31/24		4,570	4,501,188
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.35%, 06/01/24		3,542	3,469,860
Charter NEX US Holdings, Inc.:
2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 05/16/24		2,707	2,650,012
Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 05/16/24		1,074	1,070,241
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 04/03/25		1,439	1,399,615
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50%, 1.00% Floor), 6.15%, 06/28/24		612	609,764
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 11/07/24		1,013	1,009,113
Hexion Inc, DIP Term Loan, (3 mo. LIBOR + 2.75%), 5.35%, 10/01/20		700	697,956
Invictus US LLC:
1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.44%, 03/28/25		1,632	1,578,657
2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 9.27%, 03/25/26(a)		430	425,700
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 5.10%, 03/01/26		4,371	4,283,580
Momentive Performance Materials, Inc., Term Loan B, (1 Week LIBOR + 3.25%), 5.65%, 04/16/24		1,065	1,060,346
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 6.13%, 10/14/24		3,636	3,627,092
Plaskolite LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.69%, 12/12/25		1,027	1,014,587
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 5.08%, 02/08/25		2,719	2,704,445

Security	Par (000)		Value

Chemicals (continued)
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.72%, 10/01/25	USD	1,233	$1,221,952
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.38%, 08/07/20		422	421,463
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 03/08/25		939	897,809

			32,643,380

Commercial Services & Supplies — 7.6%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.64%, 11/10/23		3,132	3,124,056
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.19%, 03/11/25		274	272,172
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.94%, 08/04/25		2,292	2,327,343
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 5.44%, 08/04/22		1,742	1,734,683
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 5.44%, 11/03/23		2,975	2,962,198
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 5.44%, 11/03/24		1,171	1,165,083
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 08/15/25		1,870	1,864,828
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.68%, 10/03/23		3,091	3,086,302
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.69%, 05/20/24		1,170	1,167,221
Creative Artists Agency LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.43%, 02/15/24		3,220	3,204,455
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.35%, 05/09/25		580	546,292
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 05/30/25		3,416	3,340,958
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.35%, 11/03/23		670	557,411
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 5.13%, 03/09/23		2,507	2,498,638

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 05/02/22	USD	2,681	$2,652,440
Verisure Holding AB, EUR Term Loan B1E, (EURIBOR + 3.00%), 3.00%, 10/20/22	EUR	1,000	1,109,240
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.94%, 08/27/25	USD	5,364	5,358,380
West Corp., 2017 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.52%, 10/10/24		3,262	3,035,357

			40,007,057

Communications Equipment — 0.8%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 11/21/24		1,702	1,701,204
Avaya, Inc., 2018 Term Loan B, (1 mo. LIBOR + 4.25%), 6.69%, 12/15/24(d)		1,450	1,418,437
Ciena Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 09/26/25		1,326	1,323,831

			4,443,472

Construction & Engineering — 1.4%
AECOM, Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 03/13/25		721	716,973
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.84%, 06/21/24		3,186	3,087,794
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 03/23/25		774	775,075
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.35%, 04/12/25		453	445,738
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 05/23/25		1,384	1,329,861
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 12/08/23		910	896,151

			7,251,592

Construction Materials — 2.1%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.63%, 08/01/24		4,027	4,015,503

Security	Par (000)		Value

Construction Materials (continued)
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 03/29/25	USD	4,881	$4,863,422
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.44%, 08/13/25(a)		810	799,873
Tamko Building Products, Inc, Term Loan B, 04/23/26(a)(g)		578	575,110
Xella International GmbH, 2017 EUR Term Loan B, (EURIBOR + 3.75%), 3.75%, 04/11/24	EUR	1,000	1,111,844

			11,365,752

Containers & Packaging — 2.5%
Berry Global, Inc.:
Term Loan Q, (1 mo. LIBOR + 2.00%), 4.45%, 10/01/22	USD	4,782	4,742,661
USD Term Loan U, 05/15/26(g)		2,640	2,625,163
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.85%, 04/03/24		2,722	2,648,065
Flex Acquisition Co., Inc.:
1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.63%, 12/29/23		2,309	2,213,003
2018 Incremental Term Loan, (3 mo. LIBOR + 3.25%), 5.88%, 06/29/25		1,092	1,048,243

			13,277,135

Distributors — 1.2%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 10/31/23		4,075	4,006,426
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 08/28/24		2,782	2,322,719

			6,329,145

Diversified Consumer Services — 4.2%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 07/12/24		1,357	1,342,854
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (LIBOR + 1.75%), 4.19%, 11/07/23		2,896	2,886,730
Equian LLC, Add on Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 05/20/24		1,853	1,837,048

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Consumer Services (continued)
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 07/12/25	USD	1,395	$1,386,271
J.D. Power and Associates, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 09/07/23		1,386	1,375,294
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.69%, 05/15/24		1,154	1,141,255
Serta Simmons Bedding LLC:
1st Lien Term Loan, (1 mo. LIBOR + 3.50%,1.00% Floor) 5.94%, 11/08/23		950	664,192
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor) 10.44%, 11/08/24		126	61,600
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 11/08/23		256	255,797
ServPro Borrower LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 5.94%, 03/26/26		429	427,928
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.85%, 11/14/22		3,947	3,867,109
TruGreen Limited Partnership, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 03/19/26(a)		2,259	2,261,425
Uber Technologies, Inc.:
2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.93%, 07/13/23		2,424	2,413,813
2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.45%, 04/04/25		1,290	1,286,753
Weight Watchers International, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.75%), 7.35%, 11/29/24		1,177	1,153,218

			22,361,287

Diversified Financial Services — 2.2%
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 04/04/24		4,291	4,254,585
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.95%, 08/08/25(a)		729	714,748
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.60%, 02/07/25		2,015	1,976,118
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 07/03/24		1,930	1,926,044

Security	Par (000)		Value

Diversified Financial Services (continued)
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 09/06/25	USD	839	$797,290
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (2 mo. LIBOR + 4.25%), 6.83%, 07/30/25		1,120	1,108,666
Tank Holding Corp., 2019 Term Loan B, (3 mo. LIBOR + 4.00%), 6.44%, 03/26/26		1,017	1,018,780

			11,796,231

Diversified Telecommunication Services — 3.9%
CenturyLink, Inc.:
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 5.19%, 11/01/22		599	596,187
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 01/31/25		2,843	2,762,357
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 10/04/23		412	402,379
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 05/16/24		1,697	1,680,513
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 02/22/24		2,862	2,814,035
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 11/15/24		2,231	2,212,102
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 02/02/24		1,630	1,592,319
TDC A/S, Term Loan, (EURIBOR + 2.75%), 2.75%, 06/04/25	EUR	819	914,992
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.69%, 08/15/26	USD	2,982	2,940,777
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 5.11%, 11/17/23(a)		810	799,816
Virgin Media Investment Holdings Ltd., Term Loan L, (LIBOR — GBP + 3.25%), 3.98%, 01/15/27	GBP	1,000	1,249,559
Zayo Group LLC:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.69%, 01/19/24	USD	290	289,710

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 4.44%, 01/19/21	USD	2,353	$2,352,009

			20,606,755

Electric Utilities — 0.9%
Dayton Power & Light Co., Term Loan B, (1 mo. LIBOR + 2.00%), 4.43%, 08/24/22		512	510,853
TEX Operations Co. LLC, Exit Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 08/04/23		2,015	2,008,180
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 11/10/19(a)(c)(d)(g)		1,710	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 2.00%), 4.44%, 12/31/25		1,964	1,956,775
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.69%, 12/14/23		364	363,478

			4,839,286

Electrical Equipment — 1.0%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 04/01/24		4,610	4,572,845
Sirius Computer Solutions, Inc., 2019 Term Loan B, 05/20/26(g)		742	741,073

			5,313,918

Energy Equipment & Services — 0.7%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.43%, 03/01/24(a)		985	650,276
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 02/12/25(a)		1,923	1,906,559
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.18%, 11/08/22(a)		845	849,225

Security	Par (000)		Value

Energy Equipment & Services (continued)
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.43%), 3.86%, 07/13/20	USD	548	$544,609

			3,950,669

Entertainment — 0.3%
PCI Gaming Authority, Term Loan, 05/29/26(g)		1,647	1,646,078

Equity Real Estate Investment Trusts (REITs) — 2.5%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.94%, 03/24/24		757	747,681
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 01/02/26		1,916	1,849,674
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 03/21/25		4,032	3,999,055
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.61%, 05/11/24		1,343	1,336,303
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 12/20/24		5,381	5,335,151

			13,267,864

Food & Staples Retailing — 1.7%
Albertsons LLC, Term Loan B7, (1 mo. LIBOR + 3.00%), 5.44%, 11/17/25		1,882	1,868,370
Hearthside Food Solutions LLC:
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 6.44%, 05/23/25		1,887	1,861,320
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 6.13%, 05/23/25		581	567,074
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.69%, 08/03/22		2,907	2,878,248
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 06/27/23		1,594	1,577,999

			8,753,011

Food Products — 2.5%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.22%, 10/01/25		573	571,672
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 10/10/23		2,423	2,371,461

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Food Products (continued)
JBS USA LUX SA, 2019 Term Loan B, (2 mo. LIBOR + 2.50%), 5.03%, 05/01/26	USD	2,306	$2,299,750
Post Holdings, Inc., 2017 Series A Incremental Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 05/24/24		1,579	1,571,321
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 5.19%, 02/05/23		6,467	6,406,358

			13,220,562
Gas Utilities — 0.3%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 8.10%, 07/31/25		1,705	1,706,762

Health Care Equipment & Supplies — 1.9%
Agiliti Health, Inc., Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 01/04/26(a)		737	734,236
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.60%, 06/15/21		3,865	3,846,070
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 5.35%, 09/24/24		805	707,276
Orchid Orthopedic Solutions LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.50%), 7.10%, 02/26/26		611	614,055
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.70%, 06/30/25		4,232	4,085,928

			9,987,565
Health Care Providers & Services — 8.0%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 06/30/25		822	821,790
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 06/07/23		4,050	4,034,844
Concentra, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.22%, 06/01/22(a)		1,840	1,825,850
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.97%, 06/01/23		1,870	1,879,342
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 06/24/21		400	399,548

Security	Par (000)		Value
Health Care Providers & Services (continued)
DentalCorp Perfect Smile ULC:
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 06/06/25	USD	862	$851,619
Delayed Draw Term Loan, (3 mo. LIBOR + 3.75%), 6.19%, 06/06/25		159	156,879
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 12/20/24		995	912,233
DuPage Medical Group Ltd.:
2018 Term Loan, (1 mo. LIBOR + 2.75%), 5.19%, 08/15/24		853	828,307
2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.43%, 08/15/25		395	385,868
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 10/10/25		2,366	2,148,506
Explorer Holdings, Inc., 2016 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.35%, 05/02/23		1,061	1,058,257
Gentiva Health Services, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 07/02/25		1,585	1,585,124
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.50%, 07/02/26		787	797,864
HC Group Holdings II, Inc., Term Loan B, 05/21/26(a)(g)		1,941	1,926,442
HC Group Holdings III, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.19%, 04/07/22		2,014	2,006,269
HCA, Inc.:
2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 4.44%, 03/13/25		1,356	1,355,364
Term Loan B11, (1 mo. LIBOR + 1.75%), 4.19%, 03/17/23		1,792	1,790,467
LGC Science Holdings Ltd., USD Term Loan B3, (1 mo. LIBOR + 3.50%), 5.94%, 03/08/23		1,000	980,000
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.35%, 06/07/23		4,020	3,927,303
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 10/20/22		3,046	2,942,769
NVA Holdings, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/02/25		2,041	1,972,210
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 07/09/25(g)		804	804,756

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services (continued)
ScribeAmerica Intermediate Holdco LLC, 2018 Term Loan, (1 mo. LIBOR + 4.50%), 6.97%, 04/03/25	USD	1,119	$1,106,754
Sotera Health Holdings LLC, 2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 05/15/22		1,630	1,613,195
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/06/24		1,552	1,395,449
Vizient, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.75%), 5.22%, 04/16/26		873	870,358
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.10%, 06/07/24		1,045	1,025,715
Zotec Partners LLC, 2018 Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.43%, 02/14/24(a)		1,209	1,209,000

			42,612,082
Health Care Services — 0.2%
Sound Inpatient Physicians:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.19%, 06/27/25		699	696,540
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 9.19%, 06/26/26		382	380,090

			1,076,630
Health Care Technology — 2.1%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.95%, 02/11/26		4,469	4,459,704
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 03/01/24		2,681	2,636,706
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 10/10/25		1,067	1,062,932
Press Ganey Holdings, Inc.,:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%,1.00% Floor), 5.19%, 10/23/23		1,902	1,887,662
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.94%, 10/21/24		580	578,309

Security	Par (000)		Value
Health Care Technology (continued)
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.60%, 03/07/24	USD	499	$497,568

			11,122,881
Hotels, Restaurants & Leisure — 10.7%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 4.34%, 10/19/24		1,510	1,491,615
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 4.64%, 09/15/23		3,870	3,845,706
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.69%, 02/16/24		7,057	6,962,611
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 12/22/24		4,638	4,600,617
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 08/08/21		1,415	1,411,862
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/14/21		1,561	1,550,041
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 08/30/23		2,830	2,818,214
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 11/30/23		3,121	3,104,033
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.60%, 03/13/25		149	148,643
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 10/04/23		1,712	1,699,699
GVC Holdings PLC, 2018 EUR Term Loan, (EURIBOR + 2.75%), 2.75%, 03/29/24	EUR	991	1,106,715
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 4.18%, 10/25/23	USD	1,955	1,949,199
IRB Holding Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/05/25		3,772	3,730,612
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 04/03/25		1,419	1,414,701
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.61%, 12/15/24		1,048	1,042,766

8

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 10/15/25	USD	603	$600,054
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 04/29/24		1,262	1,235,097
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 02/22/24		2,836	2,814,703
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 5.23%, 08/14/24		3,003	2,952,053
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 07/10/25		5,519	5,515,951
Station Casinos LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 06/08/23		2,965	2,941,256
Tackle Sarl, 2017 EUR Term Loan, (EURIBOR + 3.25%), 3.25%, 08/08/22	EUR	1,000	1,108,615
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 05/30/25	USD	1,577	1,568,212
Wynn Resorts Ltd., Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 10/30/24		891	883,196

			56,496,171
Household Products — 0.4%
Energizer Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.75%, 12/17/25		707	702,807
Mastronardi Produce Ltd., Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 05/01/25		586	581,915
SIWF Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 6.68%, 06/15/25(a)		873	838,464

			2,123,186
Independent Power and Renewable Electricity Producers — 1.4%
AES Corp., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.27%, 05/31/22		743	740,675
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 01/15/25		1,244	1,232,410
Calpine Corp., Term Loan B9, (3 mo. LIBOR + 2.75%), 5.34%, 04/05/26		2,692	2,677,032
EIF Channelview Cogeneration LLC, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.69%, 05/03/25		427	429,851

Security	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
Granite Acquisition, Inc.:
Term Loan B, (3 mo. LIBOR + 3.50%,1.00% Floor), 6.09%, 12/19/21	USD	2,038	$2,037,321
Term Loan C, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.10%, 12/19/21		273	272,794

			7,390,083
Industrial Conglomerates — 1.5%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.44%, 11/30/23(a)		4,056	3,812,219
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.49%, 11/28/21		1,868	1,835,086
Sundyne US Purchaser, Inc., Term Loan, (1 mo. LIBOR + 4.00%), 6.44%, 05/15/26(a)		2,142	2,136,645

			7,783,950
Insurance — 4.8%
Achilles Acquisition LLC, 2018 Term Loan, (1 mo. LIBOR + 4.00%), 6.50%, 10/13/25		823	819,914
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.43%, 05/09/25		3,635	3,537,941
Alliant Holdings Intermediate LLC, Term Loan B, 05/09/25(g)		1,812	1,786,324
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 01/25/24		3,499	3,465,655
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 10/22/24		2,899	2,864,114
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 12/02/24		1,828	1,783,884
Hub International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.34%, 04/25/25		3,167	3,081,781
Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 12/31/25		7,287	7,175,041
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 06/22/23		821	814,068

			25,328,722
Interactive Media & Services — 1.2%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 02/15/24		2,968	2,960,586

9

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Interactive Media & Services (continued)
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.60%, 05/01/24	USD	1,022	$962,413
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.52%, 11/03/23		1,596	1,475,071
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 05/06/24		1,237	1,145,871

			6,543,941
IT Services — 5.7%
Access CIG LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 02/27/25		662	658,053
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.25%), 4.88%, 03/20/25		673	666,468
Epicor Software Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 06/01/22		2,149	2,137,758
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.94%, 11/27/24		921	919,155
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 04/26/24		8,069	8,054,109
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 08/01/24		1,349	1,244,868
Global Payments, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.19%, 04/21/23		821	819,991
2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.19%, 10/17/25		274	273,800
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 12/01/23		1,614	1,596,575
Optiv Security, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/01/24		641	595,343
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.83%, 08/01/25		1,295	1,074,850
TKC Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.19%, 02/01/23		803	795,578
Trans Union LLC:
2018 Term Loan B4, (1 mo. LIBOR + 2.00%), 4.44%, 06/19/25		18	17,801

Security	Par (000)		Value
IT Services (continued)
Term Loan B3, (1 mo. LIBOR + 2.00%), 4.44%, 04/10/23	USD	4,748	$4,732,439
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 4.69%, 05/15/26		4,654	4,616,853
Worldpay LLC, 2018 1st Lien Term Loan B4, (1 mo. LIBOR + 1.75%), 4.15%, 08/09/24		1,706	1,704,414

			29,908,055
Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.10%, 06/19/24		1,018	1,003,538

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%,1.00% Floor), 5.69%, 08/30/24		554	539,450
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%,1.00% Floor), 9.44%, 08/30/25		395	391,050

			930,500
Machinery — 2.1%
Clark Equipment Co., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.60%, 05/18/24		878	867,810
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 5.10%, 01/31/24		160	159,283
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 07/30/24		2,278	2,276,348
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.60%, 05/27/22		1,938	1,925,144
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 5.19%, 01/31/24		325	324,798
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.44%, 03/28/25		4,702	4,508,348
Welbilt, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 10/23/25		993	981,582

			11,043,313
Media — 10.1%
Altice Financing SA:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.18%, 01/31/26		711	679,361

10

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 07/15/25	USD	242	$231,517
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.44%, 08/14/26		3,591	3,487,807
Charter Communications Operating LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 04/30/25		4,429	4,418,895
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.69%, 07/17/25		1,352	1,323,745
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 01/25/26		1,678	1,657,074
Cumulus Media New Holdings, Inc., Exit Term Loan, 05/15/22(g)		1,385	1,379,093
EW Scripps Co., Incremental Term Loan B, (1 mo. LIBOR + 2.75%), 5.24%, 04/04/26		1,026	1,022,799
Gray Television, Inc.:
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.73%, 02/07/24		607	602,510
2018 Term Loan C, (1 mo. LIBOR + 2.50%), 4.98%, 01/02/26		1,453	1,445,858
Hubbard Radio LLC, 2015 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 03/28/25		218	216,932
iHeartCommunications, Inc., Exit Term Loan, (3 mo. LIBOR + 4.00%), 6.58%, 05/01/26(d)		4,206	4,207,494
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.93%, 01/02/24		1,921	1,919,994
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 12/01/23		2,496	2,485,158
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 03/24/25		1,440	1,429,020
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 1.75%), 4.25%, 10/31/23		473	471,150
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 4.14%, 02/15/24		1,070	1,061,124
Meredith Corp., 2018 Term Loan B, (LIBOR + 2.75%), 5.19%, 01/31/25		849	784,560
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.18%, 09/13/24		834	827,110
Numericable Group SA, Term Loan B12, (1 mo. LIBOR + 3.68%), 6.13%, 01/31/26		537	515,733

Security	Par (000)		Value
Media (continued)
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.74%, 03/01/25	USD	1,024	$995,031
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 02/01/24		2,322	2,285,610
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 4.69%, 01/03/24		192	190,749
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.43%, 09/28/23		3,656	3,644,419
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 5.44%, 01/27/24		3,696	3,690,340
Unitymedia Finance LLC:
Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 09/30/25		1,680	1,670,659
USD Term Loan D, (1 mo. LIBOR + 2.25%), 4.69%, 01/15/26		360	357,692
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, (1 mo. LIBOR + 2.00%), 4.44%, 06/01/23		1,301	1,294,265
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 03/15/24		1,151	1,090,034
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.94%, 01/15/26		2,558	2,533,392
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.36%, 05/18/25		3,375	3,265,330
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.94%, 04/15/25		2,392	2,330,894

			53,515,349
Metals & Mining — 0.6%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 7.02%, 07/24/25		802	801,386
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 03/08/24		2,144	2,134,479

			2,935,865
Multiline Retail — 0.9%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.43%, 08/04/24		970	962,948
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.94%, 08/18/23		1,305	1,264,079

11

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Multiline Retail (continued)
Hudson’s Bay Co., 2015 Term Loan B, (2 mo. LIBOR + 3.25%, 1.00% Floor), 5.81%, 09/30/22	USD	1,435	$1,410,743
Neiman Marcus Group Ltd. LLC, 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.72%, 10/25/20		1,204	1,082,499

			4,720,269
Oil & Gas Equipment & Services — 0.3%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.44%, 05/10/25		1,595	1,546,110

Oil, Gas & Consumable Fuels — 1.1%
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 7.19%, 11/03/25		837	809,797
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.80%, 12/31/21		1,245	1,253,281
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 09/27/24		1,238	1,229,743
Edgewater Generation LLC:
Add on Term Loan B, 12/13/25(a)(g)		511	509,084
Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 12/13/25		798	796,603
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.60%, 02/07/25		797	781,672
MEG Energy Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 12/31/23		412	411,273

			5,791,453
Personal Products — 0.3%
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 4.44%, 01/26/24		1,504	1,489,797

Pharmaceuticals — 4.5%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.00%, 05/04/25		2,574	2,550,516
Catalent Pharma Solutions, Inc., Incremental Term Loan B, (1 mo. LIBOR + 2.25%), 4.68%, 05/18/26		1,610	1,606,651
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.75%, 04/29/24		3,079	2,965,412

Security	Par (000)		Value
Pharmaceuticals (continued)
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.64%, 01/31/25	USD	3,617	$3,597,819
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.94%, 08/18/22		5,400	5,334,096
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.47%, 06/02/25		7,916	7,884,906

			23,939,400
Professional Services — 1.7%
Cast and Crew Payroll LLC, 2019 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 6.44%, 02/09/26		2,081	2,090,885
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 7.43%, 02/01/26		3,994	3,984,015
Information Resources, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.50%), 7.02%, 12/01/25		502	495,315
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 04/02/25		1,173	1,170,140
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 8.10%, 08/04/25(a)		1,133	1,113,049

			8,853,404
Real Estate Management & Development — 2.2%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 04/18/24		4,685	4,635,624
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 08/21/25		3,134	3,123,545
Forest City Enterprises LP, Term Loan B, (1 mo. LIBOR + 4.00%), 6.44%, 12/07/25		2,107	2,111,102
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.69%, 02/08/25		786	747,900
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 01/23/25		1,201	1,189,843

			11,808,014
Road & Rail — 0.2%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 09/29/25		739	738,918

12

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Road & Rail (continued)
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 06/13/23	USD	385	$341,404

			1,080,322
Semiconductors & Semiconductor Equipment — 0.6%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 05/29/25		857	853,362
NEO Technology, Inc, Term Loan B, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.44%, 04/30/26(a)		1,210	1,203,950
Versum Materials, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 4.60%, 09/29/23		931	928,797

			2,986,109
Software — 16.8%
Applied Systems, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%,1.00% Floor), 5.44%, 09/19/24		2,691	2,673,416
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%,1.00% Floor), 9.44%, 09/19/25		491	493,844
BMC Software Finance, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%), 6.85%, 10/02/25		2,704	2,653,178
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%,1.00% Floor), 5.19%, 04/26/24		904	898,655
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 9.19%, 04/27/25		814	817,053
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.44%, 09/07/23		2,669	2,653,923
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.78%, 05/28/24		1,470	1,317,594
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.33%, 09/30/23		1,427	1,320,047
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 10/01/25		8,980	8,748,130
Help/Systems Holdings, Inc, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 03/28/25		1,181	1,173,693

Security	Par (000)		Value
Software (continued)
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/01/22	USD	6,654	$6,625,219
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 08/05/22		4,206	4,200,421
Kronos, Inc.:
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.58%, 11/01/23		5,136	5,118,439
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.83%, 11/01/24		2,135	2,196,381
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.18%, 09/30/24		3,710	3,703,683
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 11/29/24		3,874	3,690,148
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.69%, 12/01/25		850	819,544
Renaissance Holding Corp., 2018 Add On Term Loan, (2 mo. LIBOR + 3.25%), 5.73%, 05/30/25		700	684,263
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 10/12/23		1,617	1,604,158
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.82%, 08/01/25(a)		1,006	991,380
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 02/05/24		4,676	4,636,011
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 5.19%, 03/03/23		5,377	5,334,964
SonicWALL, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 6.02%, 05/16/25		567	550,844
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.85%, 09/30/22		5,755	5,719,086
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		1,723	1,710,756
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.69%, 07/08/22		2,677	2,669,882
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		2,455	2,438,441
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25		1,781	1,769,025

13

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software (continued)
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.44%, 05/01/24	USD	2,954	$2,937,595
Tibco Software, Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 12/04/20		4,248	4,239,314
Ultimate Software Group, Inc., Term Loan B, (3 mo. LIBOR + 3.75%), 6.27%, 05/04/26		2,827	2,827,000
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 07/02/25		1,777	1,709,331

			88,925,418
Specialty Retail — 1.7%
Belron Finance US LLC:
(3 mo. LIBOR + 2.50%), 5.07%, 11/07/24		2,951	2,941,792
3 mo. LIBOR + 2.50%), 5.04%, 11/13/25		452	450,738
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (GBP LIBOR + 4.50%), 5.32%, 06/23/25	GBP	1,000	1,259,332
IAA Spinco, Inc., Term Loan B, 05/22/26(a)(g)	USD	851	853,391
Leslie’s Poolmart, Inc., 2018 Term Loan, (2 mo. LIBOR + 3.50%, 1.00% Floor), 5.98%, 08/16/23		1,226	1,187,898
Midas Intermediate Holdco II LLC, Incremental Term Loan B, 08/18/21(a)(g)		786	762,604
National Vision, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 2.50%), 4.94%, 11/20/24		250	250,331
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 8.08%, 12/20/24		1,249	1,241,068

			8,947,154
Technology Hardware, Storage & Peripherals — 0.8%
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 4.19%, 04/29/23(a)		4,144	4,019,259

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, (2 mo. LIBOR + 5.25%, 1.00% Floor), 7.79%, 08/12/22		2,367	2,363,794

Security	Par (000)		Value
Textiles, Apparel & Luxury Goods (continued)
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.94%, 12/15/24	USD	528	$518,939

			2,882,733
Thrifts & Mortgage Finance — 0.7%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (2 mo. LIBOR + 4.00%, 1.00% Floor), 6.60%, 05/23/25		3,456	3,433,994

Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.70%, 01/02/25		1,205	1,190,161
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 4.19%, 10/17/23		3,848	3,840,789
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%), 6.19%, 01/04/23		269	269,326
United Rentals, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.19%, 10/31/25		226	225,422

			5,525,698
Transportation — 0.2%
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 8.10%, 08/18/22(a)		490	485,499
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.47%, 02/01/25		823	798,440

			1,283,939
Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.53%, 11/28/24		693	657,385

Wireless Telecommunication Services — 1.4%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.43%, 03/22/24		1,991	1,911,613
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 12/07/20(h)		1,687	1,236,891
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.44%, 04/11/25		4,337	4,268,646

			7,417,150

Total Floating Rate Loan Interests — 137.4% (Cost — $736,286,210)			727,343,410

14

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares		Value

Investment Companies — 5.0%

United States — 5.0%
Invesco Senior Loan ETF		1,170,000	$26,488,800

Total Investment Companies — 5.0% (Cost — $26,501,494)			26,488,800

	Beneficial Interest (000)

Other Interests(a)(b)(i) — 0.0%

United States — 0.0%
Millennium Corp.	USD	1,607	—
Millennium Lender Claims		1,508	—

Total Other Interests — 0.0% (Cost — $—)			—

Security	Shares	Value

Preferred Securities — 0.3%

Trust Preferreds — 0.3%

Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 8.30% 02/15/40(j)	60,894	$1,572,283

Total Trust Preferreds — 0.3% (Cost — $1,606,167)		1,572,283

Total Preferred Securities — 0.3% (Cost — $1,606,167)		1,572,283

Warrants — 0.1%

Media — 0.1%
iHeartMedia, Inc. (Expires 05/01/39)	43,029	709,935

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 03/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(a)	2,406	—

Total Warrants — 0.1% (Cost — $774,503)		709,935

Total Long-Term Investments — 145.9% (Cost — $785,860,571)		772,756,053

Options Purchased — 0.0% (Cost — $82,790)		19,210

Total Investments — 145.9% (Cost — $785,943,361)		772,775,263

Liabilities in Excess of Other Assets — (45.9)%		(243,246,368)

Net Assets Applicable to Common Shares — 100.0%		$529,528,895

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $894,953, representing 0.17% of its net assets as of period end, and an original cost of $845,135.

(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

15

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class*	155,382	(155,382)	—	$—	$29,522	$—	$—

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

DIP — Debtor-In-Possession

EURIBOR — Euro Interbank Offered Rate

EUR — Euro

ETF — Exchange-Traded Fund

GBP — British Pound

LIBOR — London Interbank Offered Rate

MTN — Medium-Term Note

PIK — Payment-In-Kind

S&P — S&P Global Ratings

SPDR — Standard & Poor’s Depository Receipts

USD — United States Dollar

16

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,613,000	USD	5,142,526	HSBC Bank PLC	06/05/19	$11,308
GBP	1,896,000	USD	2,384,220	JPMorgan Chase Bank N.A.	06/05/19	12,917
USD	5,200,843	EUR	4,622,000	State Street Bank and Trust Co.	06/05/19	36,953
USD	2,485,309	GBP	1,899,000	State Street Bank and Trust Co.	06/05/19	84,380

						145,558

USD	5,154,834	EUR	4,613,000	HSBC Bank PLC	07/03/19	(11,298)
USD	2,387,731	GBP	1,896,000	JPMorgan Chase Bank N.A.	07/03/19	(12,901)

						(24,199)

						$121,359

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Health Care Select Sector SPDR	125	06/21/19	USD	92.00	USD	1,091	$1,125
SPDR S&P 500 ETF Trust	80	06/21/19	USD	305.00	USD	2,202	120
SPDR S&P 500 ETF Trust	250	06/21/19	USD	299.00	USD	6,882	375
SPDR S&P 500 ETF Trust	210	06/21/19	USD	289.00	USD	5,781	4,935
iShares iBoxx USD High Yield Corporate Bond ETF	165	06/21/19	USD	87.00	USD	1,401	413
iShares iBoxx USD High Yield Corporate Bond ETF	415	07/19/19	USD	86.00	USD	3,523	12,242

							$19,210

17

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$691,573	$224	$1,065,209		$1,757,006
Corporate Bonds	—	11,866,777	3,017,842		14,884,619
Floating Rate Loan Interests	—	688,811,352	38,532,058		727,343,410
Investment Companies	26,488,800	—	—		26,488,800
Other Interests	—	—	0	(b)	0 (b)
Preferred Securities	1,572,283	—	—		1,572,283
Warrants	—	709,935	0	(b)	709,935
Options Purchased:
Equity contracts	19,210	—	—		19,210
Liabilities:
Investments:
Unfunded Floating Rate Loan Interests(c)		(807)			(807)

	$28,771,866	$701,387,481	$42,615,109		$772,774,456

Derivative Financial Instruments(d)
Assets:
Forward foreign currency contracts	$—	$145,558	$—		$145,558
Liabilities:
Forward foreign currency contracts	—	(24,199)	—		(24,199)

	$—	$121,359	$—		$121,359

(a)	See above Schedule of Investments for values in each industry.
(b)	Rounds to less than $1
(c)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(d)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

18

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $219,000,000 is categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Warrants		Options Purchased	Total
Assets:
Opening balance, as of August 31, 2018	$2,698,550	$2,048,238	$2,892,436	$36,749,545	$0	(a)	$0	(a)	$—	$44,388,769
Transfers into Level 3(b)	—	—	—	19,608,736	—		—		—	19,608,736
Transfers out of Level 3(c)	—	—	—	(12,118,908)	—		—		—	(12,118,908)
Accrued discounts/premiums	—	—	—	10,607	—		—		—	10,872
Net realized gain (loss)	(39,405)	63,043	—	(1,466,695)	—		—		(43,022)	(1,483,359)
Net change in unrealized appreciation (depreciation)(d)	—	(1,034,475)	(851,988)	307,820	—		—		43,022	(1,535,621)
Purchases	—	317,169	—	17,145,669	—		—		—	18,439,967
Sales	(2,659,145)	(328,766)	—	(21,704,716)	—		—		—	(24,695,347)

Closing balance, as of May 31, 2019	$—	$1,065,209	$3,017,842	$38,532,058	$0	(a)	$0	(a)	$—	$42,615,109

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019(d)	$—	$(1,034,475)	$(851,988)	$(753,368)	$—		$—		$—	$(2,639,831)

(a)	Rounds to less than $1.
(b)

As of August 31, 2018 the Fund used observable inputs in determining the value of certain investments. As of May 31, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of August 31, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

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